Average Annual Total Returns - LVIP SSGA SMID Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 2000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	13.37%	9.23%	6.77%	May 01, 2013	13.08%	8.95%	6.50%	May 01, 2013	19.96%	13.26%	11.57%